Deposits (Summary of Deposit Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
DisclosureOfDepositsFromCustomersTable [Table]
Deposits subject to bank recapitalization Bail-in	$ 103,200.0	$ 103,300.0
Deposits	532,471.0	540,369.0
Financial liabilities designated at fair value through profit or loss	180,112.0	192,130.0
Total deposits	1,391,850.0	1,421,158.0
Loan Commitments And Financial Guarantees [Member]
DisclosureOfDepositsFromCustomersTable [Table]
Financial liabilities designated at fair value through profit or loss	150.3	142.3
U.S. Federal Funds Deposited [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	6,900.0	13,900.0
Deposits and Advances with the Federal Home Loan Bank [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	8,700.0	9,000.0
Business and government [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	532,471.0	540,369.0
Covered Bondholders [member] | Business and government [member]
DisclosureOfDepositsFromCustomersTable [Table]
Deposits	61,100.0	57,000.0
Other Currency [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	117,000.0	115,000.0
U.S. Dollar [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	$ 744,200.0	$ 779,900.0